Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2011
Prospectus Date	rr_ProspectusDate	May 25, 2011
Convertible Fund - Retail (A & C) | PIMCO Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Funds

Supplement Dated May 25, 2011 to the PIMCO Convertible Fund -- Class A and Class C
Prospectus (dated April 27, 2011) (the "Prospectus") and Statement of Additional Information
(the "SAI"), each as supplemented and revised from time to time

Disclosure Related to Change in Maximum Sales Charge for Class A Shares of the
PIMCO Convertible Fund (the "Fund")

Effective immediately, Class A shares of the Fund are subject to a maximum sales charge of 5.50%. Therefore, effective immediately, all references to the previous maximum sales charge for Class A shares of the Fund are deleted and all statements in the Prospectus referencing the maximum sales charge for Class A shares shall refer to 5.50%.

In addition, effective immediately, the information for Class A shares in the tables in the "Fees and Expenses of the Fund -- Example" section on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$651	$866	$1,098	$1,762

Investors Should Retain This Supplement for Future Reference

PIMCO Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	866
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,098
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	651
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	866
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,762